Deferred revenue - Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current deferred revenue	$ 6,643	$ 4,588
Non-current deferred revenue	4,989	0
Ending balance	$ 11,632	$ 4,588	$ 8,030